SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration of credit risk (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 item
Concentration of credit risk | Cash and cash equivalents and short-term investments | Mainland of China
Concentration Risk [Line Items]
Cash, Cash Equivalents, and Short-term Investments	$ 3,650,474	$ 3,424,456
Concentration of credit risk | Cash and cash equivalents and short-term investments | Outside the mainland of China
Concentration Risk [Line Items]
Cash, Cash Equivalents, and Short-term Investments	$ 170,740,769	$ 71,726,542
Concentration of suppliers | Research and development services purchased
Concentration Risk [Line Items]
Number of major supplier | item	1	1	1
Concentration of suppliers | Research and development services purchased | One supplier
Concentration Risk [Line Items]
Concentration risk percentage	18.45%	21.51%	23.13%